Supplement to the currently effective Statement of Additional Information for the Portfolios listed below:

Scudder Variable Series II
SVS Focused Large Cap Growth Portfolio
SVS Growth And Income Portfolio
SVS Growth Opportunities Portfolio
SVS Dynamic Growth Portfolio
SVS Mid Cap Growth Portfolio
SVS Strategic Equity Portfolio
SVS Venture Value Portfolio


The following information replaces similar disclosure in the "Investment Manager
--------------------------------------------------------------------------------
and Distributor" section of the Portfolios' Statement of Additional Information:
--------------------------------------------------------------------------------

         Focused Large Cap Growth Portfolio, Growth And Income Portfolio, Growth Opportunities Portfolio, Strategic Equity Portfolio and Venture Value Portfolio each pay the investment manager a graduated investment management fee based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio           Annual Management Fee Rate
-----------------------------------------           --------------------------

$0-$250 million                                               0.950%
$250 million-$500 million                                     0.925%
$500 million-$1 billion                                       0.900%
$1 billion-$2.5 billion                                       0.875%
Over $2.5 billion                                             0.850%

         Dynamic Growth Portfolio and Mid Cap Growth Portfolio each pay the investment manager a graduated investment management fee based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio           Annual Management Fee Rate
-----------------------------------------           --------------------------

$0-$250 million                                               1.000%
$250 million-$500 million                                     0.975%
$500 million-$1 billion                                       0.950%
$1 billion-$2.5 billion                                       0.925%
Over $2.5 billion                                             0.900%



October 1, 2001